Debt - MMJ Debt Restructure (Details) ¥ in Millions, $ in Millions	Sep. 01, 2016 USD ($) payment	Sep. 01, 2016 JPY (¥) payment	Sep. 03, 2015 USD ($)
Elpida Sponsor Agreement [Abstract]
Debt | $	$ 9,910		$ 7,341
Reorganization obligation
Elpida Sponsor Agreement [Abstract]
Debt | $	$ 869		$ 862
Elpida Memories, Inc. now known as Micron Memory Japan, Inc. | Reorganization obligation
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Reorganization Plan Payments, Total Cash Payments | ¥		¥ 200,000
Number of periodic MMJ creditor installment payments	7	7
Elpida Sponsor Agreement [Abstract]
Debt Instrument, Unamortized Discount	$ (116)	¥ (12,121)
Debt	869	89,840
Scenario, Plan | Elpida Memories, Inc. now known as Micron Memory Japan, Inc. | Reorganization obligation
Elpida Sponsor Agreement [Abstract]
2017	192	19,884
2018	192	19,884
2019	285	29,507
2020	316	32,686
Estimated Reorganization Payment to Third Party Creditors, Total Cash Payments	$ 985	¥ 101,961
Secured Creditors | Elpida Memories, Inc. now known as Micron Memory Japan, Inc. | Reorganization obligation
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Number of periodic MMJ creditor installment payments	6	6
Recovery Rate of Reorganization Plan Creditors	100.00%	100.00%
Unsecured Creditor | Elpida Memories, Inc. now known as Micron Memory Japan, Inc. | Reorganization obligation
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Number of periodic MMJ creditor installment payments	7	7
Unsecured Creditor | Elpida Memories, Inc. now known as Micron Memory Japan, Inc. | Reorganization obligation | Minimum
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Recovery Rate of Reorganization Plan Creditors	17.40%	17.40%
Unsecured Creditor | Akita, now known as Micron Akita, Inc. | Reorganization obligation
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Number of periodic MMJ creditor installment payments	7	7
Recovery Rate of Reorganization Plan Creditors	19.00%	19.00%